Investment Objectives and Goals	Aug. 21, 2026
Defiance Korea AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE KOREA AI ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Korea AI ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Korea AI Index (the “Index”).
Defiance Korea Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE KOREA SEMICONDUCTOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Korea Semiconductor ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Korea Semiconductor Index (the “Index”).
Defiance China Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE CHINA SEMICONDUCTOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance China Semiconductor ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive China Semiconductor Index (the “Index”).